ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Sep. 30, 2021
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued expenses

	September 30,	September 30,
	2021	2020
Accounts payable	$1,147,581	$253,677
Interest payable	106,631	166,290
Accrued liabilities	941,440	537,884
Payroll liabilities	20,250	44,855
Total accounts payable and accrued expenses	$2,215,902	$1,002,706